REVENUES - Contract liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
REVENUES
Contract liabilities	$ 1,163	$ 150
Contract liabilities	36,399	42,797
Third parties
REVENUES
Contract liabilities, current	27,666	33,964
Contract liabilities, non-current	$ 7,570	$ 8,683